Note 9 - Related Party Transactions (Details) - Shareholder [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 349,000	$ 238,000	$ 558,000	$ 447,000	$ 923,000	$ 700,000
Accounts Payable, Related Parties					$ 282,000